Commitments and Contingencies	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 9 – Commitments and Contingencies

On June 9, 2022, the Company was served the Notice of Civil Claim dated May 16, 2022 (the “Notice of Claim”), and related Notice of Application (the “Application”) and Order Made After Application (the “Order”). The Notice of Claim, the Application and Order are collectively referred to herein as the “Complaint.” Please refer to our Form 10-K filed on November 21, 2023 and Exhibit 99.0 thereto.

NOTE 10 – Commitments and Contingencies

On June 9, 2022, the Company was served the Notice of Civil Claim dated May 16, 2022 (the “Notice of Claim”), and related Notice of Application (the “Application”) and Order Made After Application (the “Order”) copies of which are referenced in this report as Exhibit 99.0. The Notice of Claim, the Application and Order are collectively referred to herein as the “Complaint.” Please refer to our Form 8-K filed on June 15, 2022 and Exhibit 99.0 hereto.